Other Contract Holder Funds - Additional Information (Details)		Dec. 31, 2022 USD ($) state	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Liability for Future Policy Benefit, Activity [Line Items]
Debt carrying value	[1]	$ 470,000,000	$ 494,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock		146,000,000	125,000,000
Funding agreements		2,100,000,000	2,000,000,000.0
Mortgage loans, net of allowance for credit losses of $95 and $94 at December 31, 2022 and 2021, respectively	[1]	10,967,000,000	11,482,000,000
Mortgage loans, allowance for credit loss		95,000,000	94,000,000	$ 179,000,000
Financing receivables, accrued interest receivable		48,000,000	44,000,000
Commercial mortgage loans
Liability for Future Policy Benefit, Activity [Line Items]
Mortgage loans, net of allowance for credit losses of $95 and $94 at December 31, 2022 and 2021, respectively		10,200,000,000	10,500,000,000
Mortgage loans, allowance for credit loss		$ 91,000,000	85,000,000
Financing receivables, collateralized by properties, number of states | state		38
Financing receivables, accrued interest receivable		$ 39,000,000	32,000,000
Residential mortgage loans
Liability for Future Policy Benefit, Activity [Line Items]
Mortgage loans, net of allowance for credit losses of $95 and $94 at December 31, 2022 and 2021, respectively		1,308,000,000	939,000,000
Mortgage loans, allowance for credit loss		$ 4,000,000	9,000,000
Financing receivables, collateralized by properties, number of states | state		50
Financing receivables, accrued interest receivable		$ 9,000,000	$ 13,000,000
At Guaranteed Minimum | All Annuity Accounts
Liability for Future Policy Benefit, Activity [Line Items]
Account values, percentage		92.00%	93.00%
At Guaranteed Minimum | Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Account values, percentage		65.00%	65.00%
Fair Value
Liability for Future Policy Benefit, Activity [Line Items]
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock		$ 146,000,000	$ 125,000,000
Global Medium Term Note | Medium term notes
Liability for Future Policy Benefit, Activity [Line Items]
Debt face amount		27,000,000,000
Debt carrying value		$ 5,900,000,000	$ 6,000,000,000.0

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.